SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation

The accompanying Consolidated (Successor) and Combined (Predecessor) Financial Statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP’’). The Consolidated Financial Statements include the accounts of New Senior and its consolidated subsidiaries. All significant intercompany transactions and balances have been eliminated. New Senior consolidates those entities in which it has control over significant operating, financial and investing decisions of the entity. At December 31, 2014 and December 31, 2013, the Company did not have any investments in Variable Interest Entities (“VIEs”). VIEs are defined as entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

On July 18, 2012 (the “Initial Acquisition Date” and “Commencement of Operations”), New Senior completed the initial acquisition of a portfolio of senior housing properties (the “BPM Portfolio”). The acquisition was accounted for as a business combination using the acquisition method of accounting. As a result, the Consolidated Financial Statements reflect a new basis of accounting for periods subsequent to the Initial Acquisition Date, and the financial information is referred to as “Successor” information. Successor information includes the results of the BPM portfolio and all subsequent acquisitions.

Financial information through, but not including, the Initial Acquisition Date (i.e., financial information on or before July 17, 2012) is referred to as “Predecessor” company information, which has been prepared using the prior owner historical cost basis of accounting. Information in the Combined Financial Statements for the Predecessor period reflects a different ownership and capital structure and does not include the effects of acquisition accounting prior to the Initial Acquisition Date. As a result of the application of acquisition accounting on the Initial Acquisition Date, the Consolidated Financial Statements for the Successor periods are presented on a different basis of accounting when compared to the Predecessor period and, therefore, are not comparable. Black lines have been drawn to separate the Successor’s financial information from that of the Predecessor.

During the Predecessor period, the BPM Portfolio comprised stand-alone businesses under common management and control. Therefore, Combined Financial Statements are presented for the Predecessor period. These Combined Financial Statements have been derived using the historical basis of such properties’ assets and liabilities.

During a portion of the Successor period, the Company was not operated as a stand-alone business from Newcastle. Information in the Consolidated Financial Statements for Successor periods prior to November 7, 2014 have been prepared on a stand-alone basis from the Consolidated Financial Statements and accounting records of Newcastle. Information in the Consolidated Financial Statements for periods prior to November 7, 2014 does not necessarily reflect what New Senior’s consolidated results of operations, financial position and cash flows would have been had New Senior operated as an independent company prior to the spin-off. Management believes the assumptions and methods of allocation used in the accompanying Consolidated Financial Statements are reasonable.

Information in the Consolidated Financial Statements for the period from November 7, 2014 through December 31, 2014 and as of December 31, 2014 reflect the revenues, expenses, cash flows and financial position of the Company as a stand-alone company.
The Consolidated (Successor) and Combined (Predecessor) Financial Statements reflect all revenues, expenses and cash flows directly attributable to the Company. Certain expenses of Newcastle, comprised primarily of a portion of its management fee, acquisition and transaction costs and general and administrative costs, have been allocated to New Senior to the extent they were directly associated with the Company for Successor periods prior to the spin-off. The portion of the management fee allocated to New Senior prior to the spin-off represents the product of the management fee rate payable by Newcastle, 1.50% and New Senior’s gross equity, which management believes is a reasonable method for quantifying the cost of the services provided by the employees of the Manager to the Company. New Senior and Newcastle have not shared any costs subsequent to the spin-off. See Note 10 for details related to management agreement terms.

Certain prior period amounts have been reclassified to conform to the current period’s presentation.

Use of Estimates
Use of Estimates

Management is required to make estimates and assumptions when preparing financial statements in conformity with GAAP. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the accompanying Consolidated Financial Statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from management’s estimates.

Revenue Recognition
Revenue Recognition

Resident Fees and Services -Resident fees and services include monthly rental revenue, care income and ancillary income recognized from the Managed Properties segment. Resident fees and services are recognized monthly as services are provided. Lease agreements with residents are cancelable by the resident with 30 days’ notice. Ancillary income primarily relates to non-refundable community fees. Non-refundable community fees are recognized on a straight-line basis over the average length of stay of residents, which management estimates to be approximately 24 months for AL/MC properties and approximately 33 months for IL-only properties.

Rental Revenue -Rental revenue from the Triple Net Lease Properties segment is recognized on a straight-line basis over the applicable term of the lease when collectability is reasonably assured. Recognizing rental revenue on a straight-line basis typically results in recognizing revenue in excess of cash amounts contractually due from the Company’s tenants during the first half of the lease term, creating a straight-line rent receivable that is included in other assets. As of December 31, 2014 and December 31, 2013, straight-line rent receivables were $26,454 and $522, respectively.

Acquisition Accounting
Acquisition Accounting

The Company has determined that all of its acquisitions should be accounted for under the acquisition method. The accounting for acquisitions requires the identification and measurement of all acquired tangible and intangibles assets and assumed liabilities at their respective fair values as of the respective transaction dates. Recognized intangible assets primarily include the fair value of in-place resident leases and above/below market lease intangibles. In measuring the fair value of net tangible and identified intangible assets acquired and liabilities assumed, management uses information obtained as a result of pre-acquisition due diligence, marketing, leasing activities and independent appraisals. In the case of real property, the fair value of the tangible assets acquired is determined by valuing the property as if it were vacant.

The Company estimates the fair value of in-place leases as (i) the present value of the estimated rental revenue that would have been forgone, offset by variable costs that would have otherwise been incurred during a reasonable lease-up period, as if the acquired units were vacant and (ii) the estimated absorption costs, such as additional marketing costs that would have been incurred during the lease-up period. The acquisition fair value of the in-place lease intangibles is amortized over the average length of stay of the residents at the senior housing properties on a straight-line basis, which is estimated to be 24 months for AL/MC and CCRC properties and 33 months for IL-only properties.

The Company estimates the fair value of above/below market lease intangibles as the difference between contract rent and market rent over the remaining lease term for each leased property, on a discounted basis. Above/below market lease intangibles also include ground lease intangibles that are amortized over the contractual lives of the leases.

Other intangibles recognized upon acquisition include intangible assets such as non-compete intangibles. Non-compete intangibles reflect the fair value of non-compete agreements at acquisition. The Company estimates the fair value of non-compete intangibles as the sum of (i) the present value of the consulting services during the non-compete period and (ii) the difference between (a) the present value of the net operating income with the non-compete agreements in place and (b) the present value of the net operating income, as if the non-compete agreements were not in place. The acquisition fair value of the non-compete intangibles is amortized over the non-compete period on a straight-line basis.

Contingent consideration, if any, is measured at fair value on the date of acquisition. The fair value of the contingent consideration is remeasured at each reporting date with any change recorded in other (income) and expense in the Consolidated Statements of Operations.

Acquisition and transaction expense includes costs related to completed and potential acquisitions and transactions and include advisory, legal, accounting, valuation and other professional or consulting fees. Integration expense includes costs directly related to the integration of acquired businesses such as lender mandated repairs, licensing, rebranding and training incurred in connection with the acquisition.

Acquisition, transaction and integration costs are expensed as incurred. Integration costs of $726 for the year ended December 31, 2013 have been reclassified from property operating expense to acquisition, transaction and integration expense to conform to the 2014 presentation.

Real Estate Investments
Real Estate Investments

Real estate investments are recorded at cost less accumulated depreciation or accumulated amortization.

Depreciation is calculated on a straight-line basis using estimated remaining useful lives not to exceed 40 years for buildings, 3 to 10 years for building improvements and 3 to 5 years for other fixed assets.

Amortization is calculated on a straight-line basis using estimated useful lives of 24 to 33 months and 5 to 13 years for in-place lease intangibles and other intangibles, respectively. Above/below market lease intangibles are generally amortized over a period of 15 to 17 years except for ground lease intangibles which are amortized over a period of 74 to 82 years.

Impairment of Long Lived Assets
Impairment of Long Lived Assets

The Company periodically evaluates long-lived assets, including definite lived intangible assets, primarily consisting of the Company’s real estate investments, for impairment indicators. If indicators of impairment are present, the Company evaluates the carrying value of the related real estate investments in relation to the future undiscounted cash flows of the underlying operations. In performing this evaluation, market conditions and the Company’s current intentions with respect to holding or disposing of the asset are considered. The Company adjusts the net book value of leased properties and other long-lived assets to fair value if the sum of the expected future undiscounted cash flows, including sales proceeds, is less than book value. An impairment loss is recognized at the time any such determination is made.

The Company did not record any impairment charges related to its real estate assets and related intangibles during any of the reporting periods presented.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of cash on hand and all highly liquid short term investments with maturities of 90 days or less, when purchased.
Deferred Financing Costs
Deferred Financing Costs

The Company amortizes deferred financing costs as a component of interest expense over the terms of the related borrowings using a method that approximates the effective interest rate method. Deferred financing costs are presented as a direct deduction from the carrying amount of Mortgage notes payable pursuant to ASU 2015-03 Simplifying the Presentation of Debt Issuance Costs.

Receivables and Other Assets
Receivables and Other Assets

Receivables and other assets consist primarily of escrows held by lenders, net resident receivables, prepaid expenses and straight-line rent receivables. The Company assesses the collectibility of rent receivables on an ongoing basis, based on an assessment of several factors, including, resident payment history, the financial strength of the resident and any guarantors, the value of the underlying collateral, if any, and current economic conditions. If the evaluation of these factors indicates it is probable that the Company will not be able to recover the full value of the receivable, the Company provides a specific reserve against the portion of the receivable that the Company estimates may not be recovered.

Deferred Revenue
Deferred Revenue

Deferred revenue primarily includes non-refundable community fees received by the Company when residents move in. Deferred revenue amounts are amortized into income on a straight-line basis over the average length of stay of the residents, and are included within accrued expenses and liabilities on the Consolidated Balance Sheets.

Income Taxes
Income Taxes

New Senior has been operating so as to qualify as a REIT under the requirements of the Internal Revenue Code of 1986, as amended (“Code”). Requirements for qualification as a REIT include various restrictions on ownership of stock, requirements concerning distribution of taxable income and certain restrictions on the nature of assets and sources of income. A REIT must distribute at least 90% of its taxable income to its stockholders of which 85% plus any undistributed amounts from the prior year must be distributed within the taxable year in order to avoid the imposition of an excise tax. Distribution of the remaining balance may extend until timely filing of New Senior’s tax return in the subsequent taxable year. Qualifying distributions of taxable income are deductible by a REIT in computing taxable income.

Certain activities are conducted through a taxable REIT subsidiary (“TRS”) and therefore are subject to federal and state income taxes. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases upon the change in tax status. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

New Senior recognizes tax benefits for uncertain tax positions only if it is more likely than not that the position is sustainable based on its technical merits. Interest and penalties on uncertain tax positions are included as a component of the provision for income taxes on the Consolidated Statements of Operations. As of December 31, 2014 and December 31, 2013, the Company had no uncertain tax positions.

For the Successor periods, the Company’s Consolidated Financial Statements have been prepared based upon the operations of the Company separate from those of Newcastle and include current and deferred income taxes calculated in accordance with the operations of the spin-off. During the Predecessor periods, the Company was treated as a disregarded single-member limited liability entity for U.S. federal and state income tax purposes and was not subject to income taxes.

Fair Value Measurement
Fair Value Measurement

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy, which is described below, prioritizes the inputs used by the Company in measuring fair value:

•	Level 1 - Quoted prices for identical instruments in active markets.

•
Level 2 - Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations, in which all significant inputs are observable in active markets.

•	Level 3 - Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Stock Options	Stock Options Options granted to New Senior’s directors are measured at fair value at the grant date with the related expense recognized over the service term, if any.
Equity
Equity

Net income earned prior to the spin-off is included in additional paid in capital instead of retained earnings since the accumulation of retained earnings began as of the date of spin-off from Newcastle.

Management Fee to Affiliate
Management Fee to Affiliate – During the Successor period and prior to the spin-off from Newcastle, this represents an amount of the management fee charged to Newcastle by the Manager and allocated to the Company. During the Successor period and after the spin-off from Newcastle, this represents amounts due to the Manager (as defined in Note 10) pursuant to the Management Agreement between the Manager and New Senior (as defined in Note 10).

Advertising Costs
Advertising Costs – The Company expenses advertising costs as incurred. Advertising costs were $495, $336, and $71 for the year ended December 31, 2014, December 31, 2013, and the period from July 18, 2012 to December 31, 2012, respectively, and are included in property operating expense in the Consolidated Statements of Operations. Advertising costs were $76 for the period from January 1, 2012 to July 17, 2012 and are included in property operating expense in the Combined Statement of Operations.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”) 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.  ASU 2014-08 raises the threshold for disposals to qualify as discontinued operations. A discontinued operation is defined as: (1) a component of an entity or group of components that has been disposed of or classified as held for sale and represents a strategic shift that has or will have a major effect on an entity’s operations and financial results; or (2) an acquired business that is classified as held for sale on the acquisition date. ASU 2014-08 also requires additional disclosures regarding discontinued operations, as well as material disposals that do not meet the definition of discontinued operations. This update is effective for New Senior in the first quarter of 2015. New Senior does not expect the adoption of this guidance to have a material impact on its Consolidated Financial Statements until it disposes of a component of its business in future periods.

In May 2014, the FASB and the International Accounting Standards Board ("IASB") issued ASU 2014-09 Revenues from Contracts with Customers (Topic 606). The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under today’s guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. The ASU is effective for the Company in the first quarter of 2017. Early application is not permitted. Entities have the option of using either a full retrospective or a modified approach to adopt the guidance in the ASU. The Company is currently evaluating the new guidance to determine the impact it may have on its Consolidated Financial Statements.

In November 2014, the Emerging Issues Task Force (EITF) and FASB issued ASU 2014-17 Pushdown Accounting. The guidance will allow but not require an acquired entity to apply pushdown accounting upon acquisition by a new parent. It will give acquired entities that are businesses or nonprofit activities the option to apply pushdown accounting in their separate financial statements when an acquirer obtains control of them. The guidance represents a significant change from current practice which requires registrants to apply pushdown accounting when they become substantially wholly owned and prohibits pushdown accounting at ownership levels of less than 80%. The guidance is effective immediately from November 18, 2014. The election to apply pushdown accounting can be made either in the period in which the change of control occurred, or in a subsequent period. If the election is made in a subsequent period, it would be considered a change in accounting principle and treated in accordance with Topic 250, Accounting Changes and Error Corrections. This ASU is applicable to the Company as it is considered a variable interest entity ("VIE") due to the terms of the Management Agreement with the Manager, and the Manager has been deemed the primary beneficiary. As the Manager is a wholly owned subsidiary of Fortress, Fortress is consolidating New Senior as of November 7, 2014, and New Senior has elected not to apply push down accounting.

In February 2015, the FASB issued ASU 2015-02 which amends the consolidation guidance in ASC 810. The standard eliminates the deferral of FAS 167, per ASC 810-10-65-2(a), that has allowed certain investment funds to follow the previous consolidation guidance in FIN 46 (R). The standard changes whether (1) fees paid to a decision maker or service provider represent a variable interest, (2) a limited partnership or similar entity has the characteristics of a VIE and (3) a reporting entity is the primary beneficiary of a VIE. The effective date of the standard will be for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 for public companies, and early adoption is permitted. The Company is currently evaluating the new guidance to determine the impact, if any, it may have on its Consolidated Financial Statements.

In April 2015, the FASB issued ASU 2015-03 Simplifying the Presentation of Debt Issuance Costs. The standard requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The effective date of the standard will be for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 for public companies, and early adoption is permitted. The Company has elected to early adopt the provisions of this ASU and it requires retrospective application to all prior periods. Accordingly, "Mortgage notes payable, net" is reported net of deferred financing costs of $36,206 and $41,979 as of December 31, 2014 and 2013, respectively, in the Consolidated Balance Sheets.

The FASB has recently issued or discussed a number of proposed standards on such topics as financial statement presentation, leases, financial instruments and hedging. Some of these proposed changes are significant and could have a material impact on New Senior's Consolidated Financial Statements. The Company has not yet fully evaluated the potential impact of all these proposals, but will make such an evaluation as the standards are finalized.